Document and Entity Information	Jun. 30, 2015
Prospectus:
Document Type	497
Document Period End Date	Jun. 30, 2015
Registrant Name	Compass EMP Funds Trust
Central Index Key	0001547580
Amendment Flag	false
Document Creation Date	Jul. 10, 2015
Document Effective Date	Jul. 10, 2015
Prospectus Date	Jun. 30, 2014
Compass EMP U.S. Discovery 500 Enhanced Volatility Weighted Index ETF | Compass EMP U.S. Discovery 500 Enhanced Volatility Weighted Index ETF
Prospectus:
Trading Symbol	CSF
Compass EMP Developed 500 Enhanced Volatility Weighted Index ETF | Compass EMP Developed 500 Enhanced Volatility Weighted Index ETF
Prospectus:
Trading Symbol	CIZ